ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Selling and marketing	$ (9,611)	$ (12,916)	$ (9,202)
General and administrative	(27,102)	(20,620)	(15,104)
Total operating expenses	$ (36,713)	(33,536)	$ (24,306)
Parent Company [Member]
Operating expenses:
Selling and marketing		(144)
General and administrative	$ (2,070)	(1,676)	$ (2,239)
Total operating expenses	(2,070)	(1,820)	(2,239)
Investment (loss) income in subsidiaries	151,717	(23,875)	(8,387)
Net (loss) income attributable to holders of ordinary shares	$ 149,647	$ (25,695)	$ (10,626)